Net Loss per Share - Summary of Basic and Diluted Net Loss per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss	$ (10,644)	$ (13,868)	$ (9,844)	$ (9,763)	$ (6,411)	$ (8,197)	$ (7,918)	$ (8,096)	$ (8,430)	$ (39,886)	$ (32,641)	$ (13,153)
Less: Net loss attributable to non-controlling interests					(535)					(1,143)	(7,150)	(2,999)
Plus: Cumulative dividends on redeemable convertible preferred shares					(1,236)					(6,146)	(3,441)	(932)
Plus: Accretion of bridge units and redeemable convertible preferred shares to redemption value					(18)					(1,208)	(996)	(2,341)
Net loss attributable to common shareholders of Spero Therapeutics, Inc.	$ (10,644)	$ (14,770)	$ (12,076)	$ (12,121)	$ (7,130)	$ (8,333)	$ (7,410)	$ (7,928)	$ (6,257)	$ (46,097)	$ (29,928)	$ (13,427)
Denominator:
Weighted average common shares outstanding, basic and diluted	14,369,182	9,273,783	335,285	334,788	330,075	324,521	318,948	313,414	290,884	2,586,865	312,169	252,807
Net loss per share attributable to common stockholders of Spero Therapeutics, Inc., basic and diluted	$ (0.74)	$ (1.59)	$ (36.02)	$ (36.21)	$ (21.60)	$ (25.68)	$ (23.23)	$ (25.30)	$ (21.51)	$ (17.82)	$ (95.87)	$ (53.11)